THE ADVISORS' INNER CIRCLE FUND




INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2002


                             ----------------------
                                      JAPAN
                             Smaller Companies Fund







                       THE INFORMATION MUST BE PRECEDED OR
                            ACCOMPANIED BY A CURRENT
                       PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------


                                                                          Page

Manager's Discussion and Analysis of Fund Performance ..................     1

Statement of Net Assets ................................................     3

Statement of Operations ................................................     4

Statement of Changes in Net Assets .....................................     5

Financial Highlights ...................................................     6

Notes to Financial Statements ..........................................     7

Independent Auditors' Report ...........................................    11

Trustees and Officers of The Advisors' Inner Circle Fund ...............    12

Notice to Shareholders .................................................    20

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of $1 billion or less) Japanese issuers.

PERFORMANCE SUMMARY

The Fund was the best performing fund of the 52 Japan focused funds tracked by Lipper for both Year-to-Date and one year periods ending October 31, 2002. For the Year-to-Date period through October 31, 2002, the Fund returned 6.53%. The Fund's performance benchmarks, the TSE Second Section Price Index (TSE2) and the JASDAQ Stock Index (JASDAQ), posted returns of -0.61% and -6.54%, respectively, over the same period. The Fund also produced a return for one year ending October 31, 2002 of -4.09% versus a total return of -14.93% and -13.75%, respectively, for the TSE2 and the JASDAQ.

OUTLOOK

The Fund's holdings, with their focus on internal Japanese demand, are well positioned to take advantage of the changing Japanese economy. The government recently has shown the political will to resolve the ongoing bank crisis. In response to the ensuing banks' restructuring and write-offs, the Bank of Japan has responded with more monetary stimulus and the Japanese government has broken its self imposed debt limit to provide more fiscal stimulus. We are confident that our strategy of investing in outstanding companies with earnings growth exceeding market averages and price-to-earnings ratios below market averages will continue the Fund's outperformance.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                         INVESTMENT IN THE JAPAN SMALLER
                     COMPANIES FUND VERSUS THE JASDAQ STOCK
                   INDEX, THE TSE SECOND SECTION PRICE INDEX,
                       AND THE LIPPER JAPAN FUNDS AVERAGE.

[LINE CHART]

               Japan Smaller              JASDAQ                       TSE Second Section        Lipper Japan
               Companies Fund             Stock Index (2)              Price Index (1)           Funds Average (3)
6/27/01        10,000                     10,000                       10,000                    10,000
10/31/01        9,550                      8,698                        8,907                     8,094
10/31/02        9,159                      7,502                        7,577                     6,514

---------------------
          Annualized
 One-Year  Inception
  Return   to Date*
---------------------
  (4.09)%   (6.34)%
---------------------

* Commencement of operations was June 27, 2001.

(1) The TSE Second Section Price Index is a capitalization-weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange.

(2) The JASDAQ Stock Index is a capitalization-weighted index of all OTC stocks excluding the Bank of Japan and all managed issues.

(3) The Lipper Japan Funds Average represents the average performance of 52 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

STATEMENT OF NET ASSETS
October 31, 2002

JAPAN SMALLER
COMPANIES FUND

                                 Market
                                  Value
                         Shares   (000)
----------------------------------------
% of Investments
[PIE CHART]

Cash Equivalent 19%
Foreign Common Stock 81%


FOREIGN COMMON STOCK (82.2%)
JAPAN (82.2%)
   BUILDING & CONSTRUCTION (2.0%)
   Nichiha              1,800    $ 15
                                 ----
   COMMERCIAL SERVICES (2.3%)
   NIC                  1,100      15
   Wilson Learning
     Worldwide*           400       2
                                 ----
                                   17
                                 ----
   COMPUTERS & SERVICES (5.3%)
   Computer Engineering &
     Consulting         2,000      18
   Cresco               1,400       8
   Jastec               1,100      13
                                 ----
                                   39
                                 ----
   FINANCIAL SERVICES (14.1%)
   Diamond Lease        2,500      51
   Inter                2,400      10
   Nissin               5,900      43
                                 ----
                                  104
                                 ----
   REAL ESTATE (10.2%)
   Fuso Lexel           3,000      11
   Joint                2,450      22
   Touei Housing        3,800      42
                                 ----
                                   75
                                 ----
   REAL ESTATE INVESTMENT TRUSTS (5.8%)
   Japan Prime Realty
     Investment            13      23
   Japan Retail Fund
     Investment             5      20
                                 ----
                                   43
                                 ----
   RETAIL (39.0%)
   Arc Land Sakamoto    3,500      43
   Belluna              1,250      42
   Colowide             2,500      17
   Japan                2,500      26
   Joyfull              3,000      31
   K's Denki            1,800      21
   Nishimatsuya Chain   1,400      44
   Nitori               1,100      42
   United Arrows          800      21
                                 ----
                                  287
                                 ----

                                 Market
                                  Value
                         Shares   (000)
----------------------------------------
   WHOLESALE (3.5%)
   Fuji Electronics     1,200    $  6
   IMI                    800       9
   Sugimoto               500       2
   Vitec*               1,200       9
                                 ----
                                   26
                                 ----
TOTAL FOREIGN COMMON STOCK
   (Cost $687)                    606
                                 ----


CASH EQUIVALENT (19.0%)
   Union Bank of California,
     Time Deposit     140,301     140
                                 ----
TOTAL CASH EQUIVALENT
   (Cost $140)                    140
                                 ----
TOTAL INVESTMENTS (101.2%)
   (Cost $827)                    746
                                 ----


OTHER ASSETS & LIABILITIES, NET (-1.2%)
   Receivable from Advisor         16
   Payable for Administrative
     Fees                         (11)
   Other Assets and
     Liabilities, Net             (14)
                                 ----
TOTAL OTHER ASSETS AND
     LIABILITIES, NET              (9)
                                 ----


NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 85,192 outstanding
     shares of beneficial
     interest                     818
   Distributions in excess of
     net investment income        (23)
   Accumulated net realized gain
     on investments                23
   Net Unrealized depreciation
     on investments               (81)
                                 ----
   TOTAL NET ASSETS (100.0%)     $737
                                 ====
   Net Asset Value, Offering and
     Redemption Price Per Share $8.65
                                =====

* NON-INCOME PRODUCING SECURITY.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2002

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income...................................................    $   7
  Interest Income...................................................        1
  Foreign Taxes Withheld............................................       (1)
--------------------------------------------------------------------------------
  Total Investment Income..........................................         7
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees ........................................         5
  Administrative Fees .............................................       125
  Professional Fees ...............................................        29
  Transfer Agent Fees .............................................        28
  Printing Fees ...................................................        15
  Registration and Filing Fees ....................................         6
  Trustee Fees ....................................................         6
  Other Fees.......................................................        25
--------------------------------------------------------------------------------
  Total Expenses...................................................       239
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived.............................       (5)
        Reimbursements from Investment Adviser......................     (224)
--------------------------------------------------------------------------------
  Net Expenses......................................................       10
--------------------------------------------------------------------------------
  Net Investment Loss .............................................        (3)
--------------------------------------------------------------------------------
  Net Realized Gain from Securities Sold ..........................        27
  Net Realized Loss from Forward Foreign Currency Contracts
     and Foreign Currency Transactions..............................       (3)
  Net Change in Unrealized Depreciation on Investment Securities  ..      (76)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Loss on Investments .................       (52)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations ............    $  (55)
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the periods ended October 31,

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                       -------------------------
                                                         11/1/01   06/27/01 (1)
                                                       TO 10/31/02  TO 10/31/01
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Loss .............................       $  (3)         $ (1)
  Net Realized Gain from Securities Sold ..........          27             3
  Net Realized Loss from Forward Foreign Currency Contracts
    and Foreign Currency Transactions .............          (3)           (1)
  Net Change in Unrealized Depreciation on Investment
    Securities ....................................         (76)           (5)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting
    from Operations................................         (55)           (4)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income ...........................         (22)           --
--------------------------------------------------------------------------------
  Total Distributions..............................         (22)           --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued .....................         464           384
  Reinvestment of Cash Distributions ..............          21            --
  Cost of Shares Redeemed .........................         (51)           --
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from Capital Share
     Transactions .................................         434           384
--------------------------------------------------------------------------------
  Total Increase in Net Assets ....................         357           380
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................         380            --
--------------------------------------------------------------------------------
  End of Period ...................................        $737          $380
================================================================================
SHARES ISSUED AND REDEEMED:
  Shares Issued ...................................          48            40
  Shares Issued in Lieu of Cash Distributions .....           3            --
  Shares Redeemed .................................          (6)           --
--------------------------------------------------------------------------------
  Net Increase in Share Transactions...............          45            40
================================================================================


(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIALHIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended October 31,



                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                      --------------------------
                                                       11/1/01 (1) 06/27/01 (2)
                                                      *TO 10/31/02  TO 10/31/01
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................       $ 9.55       $10.00
                                                            ------       ------
Income from Investment Operations:
   Net Investment Income (Loss) .....................        (0.07)       (0.02)
   Net Realized and Unrealized Losses on Securities .        (0.35)       (0.43)
                                                            ------       ------
Distributions:
   Net Investment Income ............................        (0.48)          --
Net Asset Value, End of Period ......................       $ 8.65       $ 9.55
                                                            ======       ======
Total Return++ ......................................        (4.09)%      (4.50)%+
                                                            ======       ======
Net Assets, End of Period (000) .....................       $  737       $  380

Ratio of Expenses to Average Net Assets .............         2.00%        2.00%
Ratio of Net Investment Loss to Average Net Assets ..        (0.73)%      (0.75)%
Ratio of Expenses to Average Net Assets
     (Excluding Waivers and Reimbursements) .........        45.86%      113.09%
Ratio of Net Investment Loss to Average Net Assets
     (Excluding Waivers and Reimbursements) .........       (44.59)%    (111.84)%
Portfolio Turnover Rate .............................        19.79%       31.56%

+   Return is for the period indicated and has not been annualized.

++ The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Per share calculations were performed using average shares for the year.

(2) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available, of which there were none as of October 31, 2002, are valued in good faith under the direction of the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the year ended October 31, 2002.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of

October 31, 2002

     equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provision of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS: The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services related to the Fund under this agreement.


5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit

October 31, 2002

operating expenses for the Fund to an annual rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2002 are as follows
(000):

Purchases
   Government .............  $ --
   Other ..................   433
Sales
   Government .............    --
   Other ..................    88


7.  FEDERAL TAX INFORMATION:
It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002 (000):

           UNDISTRIBUTED
               NET       ACCUMULATED
            INVESTMENT    REALIZED
              INCOME        LOSS
              ------        ----
                $4          $(4)

These reclassifications had no impact on net assets or net asset value.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                   ORDINARY
            YEAR    INCOME
           ------  --------
            2002      $22
            2001       --

As of October 31, 2002, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

Undistributed Ordinary Income .  $ 35
Undistributed Long-Term
   Capital Gain ...............     9
Unrealized Depreciation .......   (96)
Other Temporary Differences ...   (29)
                                 ----
Total Distributable Earnings
  (Accumulated Losses) ........  $(81)
                                 ====

NOTES TO FINANCIAL STATEMENTS (concluded)
October 31, 2002

At October 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily attributable to wash sales and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2002, are as follows:

Federal tax cost .........  $   842
                            =======
Aggregate gross
   unrealized
   appreciation ..........       17
Aggregate gross
   unrealized
   depreciation ..........    (113)
                             ------
Net unrealized
   depreciation ..........  $  (96)
                            =======

8.  CONCENTRATION OF CREDIT RISK:
Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

9.  CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):
In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Japan Smaller Companies Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the period ended October 31, 2001 for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements in connection with its reports in the financial statements of such period.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the Japan Smaller Companies Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended October 31, 2001 and the financial highlights for period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



[GRAPHIC OMITTED]
[KPMG LLP]


Philadelphia, Pennsylvania
December 23, 2002

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

-------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                     TERM OF                                                   IN THE ADVISORS'
                     POSITION(S)    OFFICE AND                                                 INNER CIRCLE FUND
    NAME, ADDRESS,    HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD
         AGE 1       THE TRUST     TIME SERVED 2         DURING PAST 5 YEARS                        MEMBER
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY         Trustee     (Since 1993)    Vice Chairman of Ameritrust Texas N.A.,           40
75 yrs. old                                        1989-1992, and MTrust Corp., 1985-1989.

-----------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON    Trustee     (Since 1993)    Pennsylvania State University, Senior Vice        40
75 yrs. old                                        President, Treasurer (Emeritus); Financial
                                                   and Investment Consultant, Professor of
                                                   Transportation since 1984; Vice President-
                                                   Investments, Treasurer, Senior Vice President
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS       Trustee     (Since 1993)    Private investor from 1987 to present. Vice       40
73 yrs. old                                        President and Chief Financial officer, Western
                                                   Company of North America (petroleum ser-
                                                   vice company), 1980-1986. President of Gene
                                                   Peters and Associates (import company),
                                                   1978-1980. President and Chief Executive
                                                   Officer of Jos. Schlitz Brewing Company
                                                   before 1978.
-----------------------------------------------------------------------------------------------------------------
JAMES M. STOREY        Trustee     (Since 1994)    Partner, Dechert Price & Rhoads, September        40
71 yrs. old                                        1987-December 1993.
-----------------------------------------------------------------------------------------------------------------

      OTHER DIRECTORSHIPS
     HELD BY BOARD MEMBER 3
--------------------------------



Trustee of The Arbor Funds,
The MDL Funds, and The
Expedition Funds.
-----------------------------------
Member and Treasurer, Board of
Trustees of Grove City College.
Trustee of The Arbor Funds,
The MDL Funds, and The
Expedition Funds.


-----------------------------------
Trustee of The Arbor Funds,
The MDL Funds, and The
Expedition Funds.





-----------------------------------
Trustee of The Arbor Funds,
The MDL Funds, The Expedition
Funds, SEI Asset Allocation Trust,
SEI Daily Income Trust, SEI Index
Funds, SEI Institutional
International Trust, SEI
Institutional Investments Trust,
SEI Institutional Managed Trust,
SEI Insurance Products Trust,
SEI Liquid Asset Trust and SEI
Tax Exempt Trust.

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     12 & 13

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                                                              PORTFOLIOS
                                               TERM OF                                                     IN THE ADVISORS'
                              POSITION(S)     OFFICE AND                                                   INNER CIRCLE FUND
    NAME, ADDRESS,             HELD WITH       LENGTH OF           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD
         AGE 1                THE TRUST      TIME SERVED 2           DURING PAST 5 YEARS                        MEMBER
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------

GEORGE J. SULLIVAN, JR.         Trustee      (Since 1999)      Chief Executive Officer, Newfound                 40
60 yrs. old                                                    Consultants Inc. since April 1997. General
                                                               Partner, Teton Partners, L.P., June 1991-
                                                               December 1996; Chief Financial Officer,
                                                               Nobel Partners, L.P., March 1991-December
                                                               1996; Treasurer and Clerk, Peak Asset
                                                               Management, Inc., since 1991.





----------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER               Chairman      (Since 1991)      Currently performs various services on behalf     40
56 yrs. old                  of the Board                      of SEI Investments for which Mr. Nesher is
                              of Trustees                      compensated. Executive Vice President of SEI
                                                               Investments, 1986-1994. Director and
                                                               Executive Vice President of the Administrator
                                                               and the Distributor, 1981-1994.




----------------------------------------------------------------------------------------------------------------------------
WILLIAMM. DORAN                 Trustee      (Since 1992)      Partner, Morgan, Lewis & Bockius LLP              40
1701 Market Street                                             (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                         the Administrator and the Distributor. Director
62 yrs. old                                                    of SEI Investments since 1974; Secretary of
                                                               SEI Investments since 1978.





----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------




    NAME, ADDRESS,                        OTHER DIRECTORSHIPS
         AGE 1                           HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------

GEORGE J. SULLIVAN, JR.             Trustee, Navigator Securities Lending
60 yrs. old                         Trust, since 1995. Trustee of The
                                    Fulcrum Trust. Trustee of The Arbor
                                    Funds, The MDL Funds, The
                                    Expedition Funds, SEI Asset
                                    Allocation Trust, SEI Daily Income
                                    Trust, SEI Index Funds,
                                    SEI Institutional International Trust,
                                    SEI Institutional Investments Trust,
                                    SEI Institutional Managed Trust, SEI
                                    Insurance Products Trust, SEI Liquid
                                    Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                    Trustee of The Arbor Funds, Bishop
56 yrs. old                         Street Funds, The Expedition Funds,
                                    The MDL Funds, SEI Asset Allocation
                                    Trust, SEI Daily Income Trust, SEI
                                    Index Funds, SEI Institutional
                                    International Trust, SEI Institutional
                                    Investments Trust, SEI Institutional
                                    Managed Trust, SEI Insurance Products
                                    Trust, SEI Liquid Asset Trust and
                                    SEI Tax Exempt Trust.
----------------------------------------------------------------------------
WILLIAMM. DORAN                     Trustee of The Arbor Funds, The
1701 Market Street                  MDL Funds, The Expedition Funds,
Philadelphia, PA 19103              SEI Asset Allocation Trust, SEI Daily
62 yrs. old                         Income Trust, SEI Index Funds, SEI
                                    Institutional International Trust, SEI
                                    Institutional Investments Trust, SEI
                                    Institutional Managed Trust, SEI
                                    Insurance Products Trust, SEI Liquid
                                    Asset Trust and SEI Tax Exempt
                                    Trust.
----------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     14 & 15

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE 1                      THE TRUST                    TIME SERVED 2             DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                       President                   (Since 2000)        Vice President and Assistant Secretary
38 yrs. old                                                                          of SEI Investments since 1998; Vice
                                                                                     President and Assistant Secretary of
                                                                                     SEI Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since
                                                                                     1999; Associate, Paul, Weiss, Rifkind,
                                                                                     Wharton & Garrison (law firm), 1998;
                                                                                     Associate, Baker & McKenzie (law firm),
                                                                                     from 1995-1998.
---------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Treasurer and Chief               (Since 2001)        Director, SEI Funds Accounting since
33 yrs. old                     Financial Officer                                    November 1999; Audit Manager, Ernst
                                                                                     & Young LLP from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)        Vice President and Assistant Secretary of
40 yrs. old                                                                          SEI Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since
                                                                                     January 2001; Shareholder/Partner,
                                                                                     Buchanan Ingersoll Professional Corporation
                                                                                     from 1992-2000.
---------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)        Senior Vice President and General Counsel
36 yrs. old                                                                          of SEI Investments; Senior Vice President,
                                                                                     General Counsel and Secretary of SEI
                                                                                     Investments Global Funds Services and SEI
                                                                                     Investments Distribution Co. since 2000;
                                                                                     Vice President and Assistant Secretary
                                                                                     of SEI Investments, SEI Global Funds
                                                                                     Services and SEI Investments Distribution
                                                                                     Co. from 1999-2000; Associate, Dewey
                                                                                     Ballantine (law firm) from 1994-1995.
---------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------
                               NUMBER OF
                              PORTFOLIOS
                           IN THE ADVISORS'
                           INNER CIRCLE FUND
    NAME, ADDRESS,         OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1                  MEMBER            HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                    N/A                      N/A
38 yrs. old







-----------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA            N/A                      N/A
33 yrs. old

-----------------------------------------------------------------------------
SHERRY K. VETTERLEIN              N/A                      N/A
40 yrs. old




-----------------------------------------------------------------------------
TODD B. CIPPERMAN                 N/A                      N/A
36 yrs. old








-----------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


                                     16 & 17

TRUSTEES AND OFFICERS OF THE ADVISORS' INNERCIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE 1                      THE TRUST                    TIME SERVED 2               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)          Vice President and Assistant Secretary
38 yrs. old                     Assistant Secretary                                    of SEI Investments, SEI Investments
                                                                                       Global Funds Services and SEI Investments
                                                                                       Distribution Co. since 1998; Assistant
                                                                                       General Counsel and Director of Arbitration,
                                                                                       Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)          Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                                  Investments Global Funds Services and SEI
                                                                                       Investments Distribution Co. since 1999;
                                                                                       Associate, Dechert (law firm) from 1997-1999;
                                                                                       Associate, Richter, Miller & Finn (law firm)
                                                                                       from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)          Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                       SEI Investments Global Funds Services and
                                                                                       SEI Investments Distribution Co. since 2000;
                                                                                       Vice President, Merrill Lynch & Co. Asset
                                                                                       Management Group from 1998 - 2000; Associate
                                                                                       at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)          Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                                    Investments Global Funds Services and SEI
                                                                                       Investments Distribution Co. since 1999;
                                                                                       Associate at White and Williams LLP
                                                                                       from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)          Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                                    Investments Global Funds Services and SEI
                                                                                       Investments Distribution Co. since 2001;
                                                                                       Associate at Howard Rice Nemorvoski
                                                                                       Canady Falk & Rabkin from 1998-2001;
                                                                                       Associate at Seward & Kissel from 1996-1998.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
                            NUMBER OF
                           PORTFOLIOS
                        IN THE ADVISORS'
                        INNER CIRCLE FUND
    NAME, ADDRESS,      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1               MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                N/A                     N/A
38 yrs. old




--------------------------------------------------------------------------
TIMOTHY D. BARTO                N/A                     N/A
34 yrs. old




--------------------------------------------------------------------------
WILLIAM E. ZITELLI              N/A                     N/A
34 yrs. old




--------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         N/A                     N/A
42 yrs. old



--------------------------------------------------------------------------
JOHN C. MUNCH                   N/A                     N/A
31 yrs. old





--------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


                                     18 & 19

                             NOTICE TO SHAREHOLDERS
                                       OF
                          JAPAN SMALLER COMPANIES FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

     LONG TERM   LONG LONG
    (20% RATE)   (18% RATE)     ORDINARY                                           FOREIGN TAX
   CAPITAL GAIN CAPITAL GAIN     INCOME    TAX-EXEMPT    TOTAL       QUALIFYING    WITHHOLDING
   DISTRIBUTION DISTRIBUTION DISTRIBUTIONS  INTEREST  DISTRIBUTIONS DIVIDENDS (1) PASS THROUGH(2)
   ------------ ------------ ------------- ---------- ------------- ------------- ---------------
       0.00%        0.00%        100.00%      0.00%       100.00%       0.00%           4.31%




(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".
(2) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

                                      NOTES

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEIInvestments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA



















    TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE
    INFORMATION:

       BY TELEPHONE: Call 1-800-335-2110
       BY MAIL: Write to us
                        The Japan Smaller Companies Fund
                      c/o SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

    PAM-AR-001-0100